Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 73.8% of net assets

Equity Funds 29.1%
Global Real Estate 1.6%
Schwab Global Real Estate Fund	144,238	933,221
International 9.8%
Laudus International MarketMasters Fund	158,176	3,736,109
Schwab International Core Equity Fund	202,851	1,870,287
		5,606,396
Large-Cap 15.8%
Schwab Core Equity Fund	123,324	2,784,653
Schwab Dividend Equity Fund	6,231	77,080
Schwab S&P 500 Index Fund	122,576	6,198,667
		9,060,400
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	10,242	451,151
Small-Cap 1.1%
Schwab Small-Cap Equity Fund	44,111	652,837
		16,704,005

Fixed-Income Funds 41.9%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund	292,673	3,570,606
Intermediate-Term Bond 26.0%
Schwab U.S. Aggregate Bond Index Fund	1,366,566	14,950,230
Short-Term Bond 9.7%
Schwab Short-Term Bond Index Fund	537,747	5,592,567
		24,113,403

Money Market Fund 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.08% (a)	1,639,819	1,640,638
Total Affiliated Underlying Funds
(Cost $36,256,113)		42,458,046

Unaffiliated Underlying Funds 24.4% of net assets

Equity Funds 7.1%
Large-Cap 6.3%
ClearBridge Large Cap Growth Fund, Class IS	34,747	2,173,061
Dodge & Cox Stock Fund	8,773	1,445,669
		3,618,730
Security	Number of Shares	Value ($)
Small-Cap 0.8%
ClearBridge Small Cap Growth Fund, Class IS *	10,737	469,733
		4,088,463

Fixed-Income Funds 17.3%
Intermediate-Term Bond 15.1%
Baird Aggregate Bond Fund, Institutional Class	245,352	2,934,408
Loomis Sayles Investment Grade Bond Fund, Class Y	51,980	621,684
Metropolitan West Total Return Bond Fund, Class I	436,438	5,106,324
		8,662,416
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	117,472	1,282,794
		9,945,210
Total Unaffiliated Underlying Funds
(Cost $12,756,225)		14,033,673
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.7% of net assets

Time Deposits 1.7%
Barclays Capital, Inc.
0.01%, 08/03/20 (b)	381,150	381,150
Skandinaviska Enskilda Banken
0.01%, 08/03/20 (b)	573,900	573,900
Total Short-Term Investments
(Cost $955,050)		955,050
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Laudus International MarketMasters Fund	$2,895,314	$945,327	($303,000)	($9,452)	$207,920	$3,736,109	158,176	$61,325
Schwab Core Equity Fund	2,718,520	499,910	(562,000)	(7,928)	136,151	2,784,653	123,324	80,909
Schwab Dividend Equity Fund	87,695	5,852	—	—	(16,467)	77,080	6,231	5,853
Schwab Global Real Estate Fund	961,884	251,802	(73,000)	(18,320)	(189,145)	933,221	144,238	45,801
Schwab International Core Equity Fund	1,983,635	325,461	(280,000)	(35,079)	(123,730)	1,870,287	202,851	71,462
Schwab S&P 500 Index Fund	5,446,654	1,764,122	(1,477,000)	48,448	416,443	6,198,667	122,576	113,122
Schwab Short-Term Bond Index Fund	5,052,710	1,279,014	(886,000)	11,120	135,723	5,592,567	537,747	77,049
Schwab Small-Cap Equity Fund	743,230	100,833	(99,000)	(59,279)	(32,947)	652,837	44,111	833
Schwab Treasury Inflation Protected Securities Index Fund	3,255,343	689,565	(632,000)	(3,319)	261,017	3,570,606	292,673	32,564
Schwab U.S. Aggregate Bond Index Fund	11,796,171	5,102,456	(2,669,000)	18,829	701,774	14,950,230	1,366,566	256,524
Schwab U.S. Mid-Cap Index Fund	375,464	61,491	—	—	14,196	451,151	10,242	9,491
Schwab Variable Share Price Money Fund, Ultra Shares	3,307,470	23,206	(1,690,000)	531	(569)	1,640,638	1,639,819	20,401
Total	$38,624,090	$11,049,039	($8,671,000)	($54,449)	$1,510,366	$42,458,046		$775,334
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$42,458,046	$—	$—	$42,458,046
Unaffiliated Underlying Funds[1]	14,033,673	—	—	14,033,673
Short-Term Investments[1]	—	955,050	—	955,050
Total	$56,491,719	$955,050	$—	$57,446,769
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.1% of net assets

Equity Funds 31.6%
Global Real Estate 1.7%
Schwab Global Real Estate Fund	212,411	1,374,298
International 10.9%
Laudus International MarketMasters Fund	235,496	5,562,423
Schwab International Core Equity Fund	327,589	3,020,368
		8,582,791
Large-Cap 16.8%
Schwab Core Equity Fund	182,232	4,114,805
Schwab Dividend Equity Fund	7,295	90,233
Schwab S&P 500 Index Fund	176,990	8,950,387
		13,155,425
Mid-Cap 0.9%
Schwab U.S. Mid-Cap Index Fund	15,286	673,336
Small-Cap 1.3%
Schwab Small-Cap Equity Fund	66,826	989,018
		24,774,868

Fixed-Income Funds 39.6%
Inflation-Protected Bond 6.0%
Schwab Treasury Inflation Protected Securities Index Fund	382,959	4,672,101
Intermediate-Term Bond 24.4%
Schwab U.S. Aggregate Bond Index Fund	1,753,847	19,187,090
Short-Term Bond 9.2%
Schwab Short-Term Bond Index Fund	694,548	7,223,296
		31,082,487

Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.08% (a)	2,288,697	2,289,841
Total Affiliated Underlying Funds
(Cost $46,976,757)		58,147,196

Unaffiliated Underlying Funds 24.6% of net assets

Equity Funds 7.4%
Large-Cap 6.6%
ClearBridge Large Cap Growth Fund, Class IS	47,966	2,999,806
Dodge & Cox Stock Fund	13,281	2,188,557
		5,188,363
Security	Number of Shares	Value ($)
Small-Cap 0.8%
ClearBridge Small Cap Growth Fund, Class IS *	14,504	634,552
		5,822,915

Fixed-Income Funds 17.2%
Intermediate-Term Bond 15.0%
Baird Aggregate Bond Fund, Institutional Class	310,948	3,718,940
Loomis Sayles Investment Grade Bond Fund, Class Y	84,853	1,014,837
Metropolitan West Total Return Bond Fund, Class I	602,260	7,046,442
		11,780,219
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	155,958	1,703,062
		13,483,281
Total Unaffiliated Underlying Funds
(Cost $17,479,961)		19,306,196
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Bank of Montreal
0.01%, 08/03/20 (b)	782,253	782,253
Citibank
0.01%, 08/03/20 (b)	139,408	139,408
Total Short-Term Investments
(Cost $921,661)		921,661
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Laudus International MarketMasters Fund	$5,121,917	$842,059	($745,000)	($33,021)	$376,468	$5,562,423	235,496	$102,059
Schwab Core Equity Fund	4,602,775	456,756	(1,142,000)	264,591	(67,317)	4,114,805	182,232	126,756
Schwab Dividend Equity Fund	237,989	6,851	(140,000)	15,616	(30,223)	90,233	7,295	6,851
Schwab Global Real Estate Fund	1,634,776	277,444	(195,000)	(6,396)	(336,526)	1,374,298	212,411	77,445
Schwab International Core Equity Fund	3,436,913	370,383	(522,000)	(68,670)	(196,258)	3,020,368	327,589	120,383
Schwab S&P 500 Index Fund	9,206,847	1,589,539	(2,625,000)	479,402	299,599	8,950,387	176,990	179,539
Schwab Short-Term Bond Index Fund	7,539,057	492,103	(1,010,000)	18,813	183,323	7,223,296	694,548	107,150
Schwab Small-Cap Equity Fund	1,389,668	1,394	(257,000)	(2,412)	(142,632)	989,018	66,826	1,394
Schwab Treasury Inflation Protected Securities Index Fund	4,928,698	46,716	(660,000)	21,771	334,916	4,672,101	382,959	46,716
Schwab U.S. Aggregate Bond Index Fund	17,696,214	2,590,970	(2,060,000)	14,287	945,619	19,187,090	1,753,847	356,055
Schwab U.S. Mid-Cap Index Fund	583,167	74,742	—	—	15,427	673,336	15,286	14,742
Schwab Variable Share Price Money Fund, Ultra Shares	4,837,629	32,440	(2,580,000)	911	(1,139)	2,289,841	2,288,697	28,329
Total	$61,215,650	$6,781,397	($11,936,000)	$704,892	$1,381,257	$58,147,196		$1,167,419
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$58,147,196	$—	$—	$58,147,196
Unaffiliated Underlying Funds[1]	19,306,196	—	—	19,306,196
Short-Term Investments[1]	—	921,661	—	921,661
Total	$77,453,392	$921,661	$—	$78,375,053
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.0% of net assets

Equity Funds 33.1%
Global Real Estate 1.9%
Schwab Global Real Estate Fund	1,525,975	9,873,056
International 11.8%
Laudus International MarketMasters Fund	1,733,446	40,944,005
Schwab International Core Equity Fund	2,357,377	21,735,012
		62,679,017
Large-Cap 17.3%
Schwab Core Equity Fund	1,276,697	28,827,826
Schwab Dividend Equity Fund	40,551	501,622
Schwab S&P 500 Index Fund	1,237,054	62,557,810
		91,887,258
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	100,536	4,428,594
Small-Cap 1.3%
Schwab Small-Cap Equity Fund	468,102	6,927,911
		175,795,836

Fixed-Income Funds 38.1%
Inflation-Protected Bond 5.8%
Schwab Treasury Inflation Protected Securities Index Fund	2,519,924	30,743,074
Intermediate-Term Bond 23.6%
Schwab U.S. Aggregate Bond Index Fund	11,432,268	125,069,014
Short-Term Bond 8.7%
Schwab Short-Term Bond Index Fund	4,446,447	46,243,049
		202,055,137

Money Market Fund 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.08% (a)	14,740,492	14,747,862
Total Affiliated Underlying Funds
(Cost $316,560,568)		392,598,835

Unaffiliated Underlying Funds 24.8% of net assets

Equity Funds 7.8%
Large-Cap 6.9%
ClearBridge Large Cap Growth Fund, Class IS	338,473	21,168,123
Dodge & Cox Stock Fund	94,973	15,650,643
		36,818,766
Security	Number of Shares	Value ($)
Small-Cap 0.9%
ClearBridge Small Cap Growth Fund, Class IS *	101,976	4,461,442
		41,280,208

Fixed-Income Funds 17.0%
Intermediate-Term Bond 14.7%
Baird Aggregate Bond Fund, Institutional Class	1,947,748	23,295,066
Loomis Sayles Investment Grade Bond Fund, Class Y	637,209	7,621,024
Metropolitan West Total Return Bond Fund, Class I	4,029,014	47,139,459
		78,055,549
International Bond 2.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,135,029	12,394,513
		90,450,062
Total Unaffiliated Underlying Funds
(Cost $119,112,360)		131,730,270
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Australia & New Zealand Banking Group Ltd.
0.01%, 08/03/20 (b)	4,919,106	4,919,106
Total Short-Term Investment
(Cost $4,919,106)		4,919,106
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Laudus International MarketMasters Fund	$40,354,107	$5,185,592	($6,600,000)	($332,467)	$2,336,773	$40,944,005	1,733,446	$805,593
Laudus U.S. Large Cap Growth Fund	1,023,113	85,851	(1,126,845)	645,348	(627,467)	—	—	85,851
Schwab Core Equity Fund	34,762,217	2,532,450	(9,680,000)	1,251,484	(38,325)	28,827,826	1,276,697	982,449
Schwab Dividend Equity Fund	1,361,750	86,986	(660,000)	(46,978)	(240,136)	501,622	40,551	86,985
Schwab Global Real Estate Fund	12,461,685	2,158,511	(2,180,000)	(34,413)	(2,532,727)	9,873,056	1,525,975	588,510
Schwab International Core Equity Fund	27,044,335	2,314,297	(5,490,000)	(563,546)	(1,570,074)	21,735,012	2,357,377	974,296
Schwab S&P 500 Index Fund	66,191,930	8,610,641	(16,930,000)	2,433,131	2,252,108	62,557,810	1,237,054	1,350,641
Schwab Short-Term Bond Index Fund	45,506,292	6,335,144	(6,910,000)	91,300	1,220,313	46,243,049	4,446,447	685,445
Schwab Small-Cap Equity Fund	10,124,182	10,761	(2,090,000)	(264,372)	(852,660)	6,927,911	468,102	10,761
Schwab Treasury Inflation Protected Securities Index Fund	27,550,743	5,141,135	(4,210,000)	25,877	2,235,319	30,743,074	2,519,924	261,135
Schwab U.S. Aggregate Bond Index Fund	109,012,348	28,678,927	(18,860,000)	67,942	6,169,797	125,069,014	11,432,268	2,297,416
Schwab U.S. Mid-Cap Index Fund	5,143,346	626,961	(1,450,000)	44,515	63,772	4,428,594	100,536	106,961
Schwab Variable Share Price Money Fund, Ultra Shares	29,511,748	206,399	(14,970,000)	2,880	(3,165)	14,747,862	14,740,492	181,371
Total	$410,047,796	$61,973,655	($91,156,845)	$3,320,701	$8,413,528	$392,598,835		$8,417,414
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$392,598,835	$—	$—	$392,598,835
Unaffiliated Underlying Funds[1]	131,730,270	—	—	131,730,270
Short-Term Investment[1]	—	4,919,106	—	4,919,106
Total	$524,329,105	$4,919,106	$—	$529,248,211
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 72.4% of net assets

Equity Funds 45.8%
Global Real Estate 2.6%
Schwab Global Real Estate Fund	2,296,074	14,855,597
International 15.9%
Laudus International MarketMasters Fund	2,431,015	57,420,568
Schwab International Core Equity Fund	3,665,146	33,792,645
		91,213,213
Large-Cap 24.1%
Laudus U.S. Large Cap Growth Fund	275,670	7,376,917
Schwab Core Equity Fund	2,207,493	49,845,184
Schwab Dividend Equity Fund	76,244	943,143
Schwab S&P 500 Index Fund	1,579,083	79,854,234
		138,019,478
Mid-Cap 1.1%
Schwab U.S. Mid-Cap Index Fund	146,529	6,454,588
Small-Cap 2.1%
Schwab Small-Cap Equity Fund	817,540	12,099,589
		262,642,465

Fixed-Income Funds 24.8%
Inflation-Protected Bond 2.2%
Schwab Treasury Inflation Protected Securities Index Fund	1,028,696	12,550,085
Intermediate-Term Bond 16.6%
Schwab U.S. Aggregate Bond Index Fund	8,709,141	95,278,006
Short-Term Bond 6.0%
Schwab Short-Term Bond Index Fund	3,332,492	34,657,919
		142,486,010

Money Market Fund 1.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.08% (a)	10,645,157	10,650,479
Total Affiliated Underlying Funds
(Cost $346,579,854)		415,778,954

Unaffiliated Underlying Funds 26.4% of net assets

Equity Funds 9.6%
International 0.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	476,608	4,742,253
Security	Number of Shares	Value ($)
Large-Cap 7.5%
ClearBridge Large Cap Growth Fund, Class IS	338,758	21,185,944
Dodge & Cox Stock Fund	133,593	22,014,717
		43,200,661
Small-Cap 1.3%
ClearBridge Small Cap Growth Fund, Class IS *	161,240	7,054,268
		54,997,182

Fixed-Income Funds 16.8%
Intermediate-Term Bond 12.6%
Baird Aggregate Bond Fund, Institutional Class	1,123,418	13,436,080
Loomis Sayles Investment Grade Bond Fund, Class Y	1,165,913	13,944,318
Metropolitan West Total Return Bond Fund, Class I	3,845,227	44,989,159
		72,369,557
International Bond 4.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,194,737	23,966,525
		96,336,082
Total Unaffiliated Underlying Funds
(Cost $138,878,391)		151,333,264
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Bank of Montreal
0.01%, 08/03/20 (b)	5,223,412	5,223,412
Total Short-Term Investment
(Cost $5,223,412)		5,223,412
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Laudus International MarketMasters Fund	$56,558,130	$5,110,280	($6,800,000)	($1,259,879)	$3,812,037	$57,420,568	2,431,015	$1,140,280
Laudus U.S. Large Cap Growth Fund	6,728,398	1,954,592	(2,770,000)	881,920	582,007	7,376,917	275,670	564,591
Schwab Core Equity Fund	53,527,691	1,548,243	(6,770,000)	(194,538)	1,733,788	49,845,184	2,207,493	1,548,244
Schwab Dividend Equity Fund	2,066,652	127,954	(700,000)	(124,946)	(426,517)	943,143	76,244	127,954
Schwab Global Real Estate Fund	16,958,713	2,925,216	(1,310,000)	(102,214)	(3,616,118)	14,855,597	2,296,074	805,216
Schwab International Core Equity Fund	37,091,229	2,926,245	(3,213,000)	(764,358)	(2,247,471)	33,792,645	3,665,146	1,336,245
Schwab S&P 500 Index Fund	81,277,045	7,980,601	(14,920,000)	1,820,083	3,696,505	79,854,234	1,579,083	1,640,602
Schwab Short-Term Bond Index Fund	33,442,382	6,468,732	(6,240,000)	96,381	890,424	34,657,919	3,332,492	508,960
Schwab Small-Cap Equity Fund	15,913,251	757,039	(2,940,000)	(1,482,407)	(148,294)	12,099,589	817,540	17,038
Schwab Treasury Inflation Protected Securities Index Fund	10,429,385	3,386,591	(2,190,000)	16,342	907,767	12,550,085	1,028,696	106,591
Schwab U.S. Aggregate Bond Index Fund	82,065,620	24,585,531	(16,151,000)	90,403	4,687,452	95,278,006	8,709,141	1,760,967
Schwab U.S. Mid-Cap Index Fund	6,334,698	160,134	—	—	(40,244)	6,454,588	146,529	160,134
Schwab Variable Share Price Money Fund, Ultra Shares	21,391,508	149,161	(10,890,000)	1,795	(1,985)	10,650,479	10,645,157	131,016
Total	$423,784,702	$58,080,319	($74,894,000)	($1,021,418)	$9,829,351	$415,778,954		$9,847,838
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$415,778,954	$—	$—	$415,778,954
Unaffiliated Underlying Funds[1]	151,333,264	—	—	151,333,264
Short-Term Investment[1]	—	5,223,412	—	5,223,412
Total	$567,112,218	$5,223,412	$—	$572,335,630
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 72.0% of net assets

Equity Funds 54.2%
Global Real Estate 3.1%
Schwab Global Real Estate Fund	4,656,658	30,128,576
International 18.7%
Laudus International MarketMasters Fund	4,827,362	114,022,281
Schwab International Core Equity Fund	7,402,688	68,252,785
		182,275,066
Large-Cap 28.3%
Laudus U.S. Large Cap Growth Fund	851,371	22,782,675
Schwab Core Equity Fund	4,381,346	98,930,789
Schwab Dividend Equity Fund	635,555	7,861,818
Schwab S&P 500 Index Fund	2,887,936	146,042,939
		275,618,221
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	255,751	11,265,832
Small-Cap 2.9%
Schwab Small-Cap Equity Fund	1,924,165	28,477,643
		527,765,338

Fixed-Income Funds 16.5%
Inflation-Protected Bond 0.4%
Schwab Treasury Inflation Protected Securities Index Fund	377,391	4,604,174
Intermediate-Term Bond 11.8%
Schwab U.S. Aggregate Bond Index Fund	10,515,438	115,038,897
Short-Term Bond 4.3%
Schwab Short-Term Bond Index Fund	4,004,020	41,641,811
		161,284,882

Money Market Fund 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.08% (a)	12,649,901	12,656,226
Total Affiliated Underlying Funds
(Cost $539,646,602)		701,706,446

Unaffiliated Underlying Funds 26.9% of net assets

Equity Funds 11.7%
International 1.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,762,171	17,533,603
Security	Number of Shares	Value ($)
Large-Cap 8.4%
ClearBridge Large Cap Growth Fund, Class IS	615,466	38,491,274
Dodge & Cox Stock Fund	264,132	43,526,293
		82,017,567
Small-Cap 1.5%
ClearBridge Small Cap Growth Fund, Class IS *	333,706	14,599,646
		114,150,816

Fixed-Income Funds 15.2%
Intermediate-Term Bond 10.7%
Baird Aggregate Bond Fund, Institutional Class	1,182,794	14,146,214
Loomis Sayles Investment Grade Bond Fund, Class Y	2,330,754	27,875,814
Metropolitan West Total Return Bond Fund, Class I	5,336,790	62,440,442
		104,462,470
International Bond 4.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	3,999,839	43,678,241
		148,140,711
Total Unaffiliated Underlying Funds
(Cost $242,940,867)		262,291,527
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
JPMorgan Chase Bank
0.01%, 08/03/20 (b)	9,693,399	9,693,399
Total Short-Term Investment
(Cost $9,693,399)		9,693,399
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Laudus International MarketMasters Fund	$114,060,550	$7,871,075	($12,640,000)	($1,639,973)	$6,370,629	$114,022,281	4,827,362	$2,321,075
Laudus U.S. Large Cap Growth Fund	22,578,525	3,214,603	(7,280,000)	2,715,477	1,554,070	22,782,675	851,371	1,894,602
Schwab Core Equity Fund	104,714,833	3,063,115	(11,830,000)	(299,691)	3,282,532	98,930,789	4,381,346	3,063,115
Schwab Dividend Equity Fund	11,389,803	742,734	(2,240,000)	(113,021)	(1,917,698)	7,861,818	635,555	742,734
Schwab Global Real Estate Fund	34,719,157	5,387,630	(2,620,000)	(125,878)	(7,232,333)	30,128,576	4,656,658	1,647,630
Schwab International Core Equity Fund	75,878,157	4,533,579	(5,860,000)	(1,614,556)	(4,684,395)	68,252,785	7,402,688	2,733,579
Schwab S&P 500 Index Fund	147,472,503	12,279,165	(23,220,000)	2,438,032	7,073,239	146,042,939	2,887,936	3,009,164
Schwab Short-Term Bond Index Fund	41,847,840	7,169,510	(8,550,000)	124,464	1,049,997	41,641,811	4,004,020	619,783
Schwab Small-Cap Equity Fund	34,020,480	2,237,327	(4,390,000)	(910,951)	(2,479,213)	28,477,643	1,924,165	37,327
Schwab Treasury Inflation Protected Securities Index Fund	—	4,340,000	—	—	264,174	4,604,174	377,391	—
Schwab U.S. Aggregate Bond Index Fund	104,917,645	24,457,581	(20,110,000)	66,005	5,707,666	115,038,897	10,515,438	2,168,063
Schwab U.S. Mid-Cap Index Fund	12,651,067	319,804	(1,590,000)	24,654	(139,693)	11,265,832	255,751	319,804
Schwab Variable Share Price Money Fund, Ultra Shares	26,491,561	185,852	(14,020,000)	1,309	(2,496)	12,656,226	12,649,901	163,348
Total	$730,742,121	$75,801,975	($114,350,000)	$665,871	$8,846,479	$701,706,446		$18,720,224
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$701,706,446	$—	$—	$701,706,446
Unaffiliated Underlying Funds[1]	262,291,527	—	—	262,291,527
Short-Term Investment[1]	—	9,693,399	—	9,693,399
Total	$963,997,973	$9,693,399	$—	$973,691,372
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 73.4% of net assets

Equity Funds 61.0%
Global Real Estate 3.5%
Schwab Global Real Estate Fund	2,582,688	16,709,991
International 21.0%
Laudus International MarketMasters Fund	2,678,365	63,262,988
Schwab International Core Equity Fund	4,111,595	37,908,902
		101,171,890
Large-Cap 31.4%
Laudus U.S. Large Cap Growth Fund	650,706	17,412,883
Schwab Core Equity Fund	2,388,988	53,943,339
Schwab Dividend Equity Fund	577,306	7,141,273
Schwab S&P 500 Index Fund	1,440,432	72,842,649
		151,340,144
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	158,265	6,971,580
Small-Cap 3.6%
Schwab Small-Cap Equity Fund	1,180,828	17,476,249
		293,669,854

Fixed-Income Funds 11.6%
Intermediate-Term Bond 8.6%
Schwab U.S. Aggregate Bond Index Fund	3,762,211	41,158,587
Short-Term Bond 3.0%
Schwab Short-Term Bond Index Fund	1,393,552	14,492,946
		55,651,533

Money Market Fund 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.08% (a)	4,013,364	4,015,370
Total Affiliated Underlying Funds
(Cost $291,184,835)		353,336,757

Unaffiliated Underlying Funds 25.6% of net assets

Equity Funds 13.0%
International 2.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,352,012	13,452,518
Security	Number of Shares	Value ($)
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS	296,301	18,530,668
Dodge & Cox Stock Fund	138,181	22,770,901
		41,301,569
Small-Cap 1.6%
ClearBridge Small Cap Growth Fund, Class IS *	179,402	7,848,845
		62,602,932

Fixed-Income Funds 12.6%
Intermediate-Term Bond 9.0%
Baird Aggregate Bond Fund, Institutional Class	362,761	4,338,616
Loomis Sayles Investment Grade Bond Fund, Class Y	1,183,742	14,157,552
Metropolitan West Total Return Bond Fund, Class I	2,127,103	24,887,105
		43,383,273
International Bond 3.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,584,709	17,305,023
		60,688,296
Total Unaffiliated Underlying Funds
(Cost $115,002,522)		123,291,228
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Sumitomo Mitsui Trust Bank, Limited
0.01%, 08/03/20 (b)	4,291,508	4,291,508
Total Short-Term Investment
(Cost $4,291,508)		4,291,508
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Laudus International MarketMasters Fund	$60,904,081	$3,629,368	($3,820,000)	($791,316)	$3,340,855	$63,262,988	2,678,365	$1,239,368
Laudus U.S. Large Cap Growth Fund	16,567,813	1,390,233	(3,610,000)	1,079,533	1,985,304	17,412,883	650,706	1,390,233
Schwab Core Equity Fund	55,646,758	1,628,170	(4,940,000)	(207,464)	1,815,875	53,943,339	2,388,988	1,628,170
Schwab Dividend Equity Fund	8,124,685	542,192	—	—	(1,525,604)	7,141,273	577,306	542,192
Schwab Global Real Estate Fund	18,642,442	2,877,445	(730,000)	(90,706)	(3,989,190)	16,709,991	2,582,688	887,445
Schwab International Core Equity Fund	41,017,479	3,127,691	(2,900,000)	(972,357)	(2,363,911)	37,908,902	4,111,595	1,477,692
Schwab S&P 500 Index Fund	73,858,143	5,743,335	(11,570,000)	1,364,801	3,446,370	72,842,649	1,440,432	1,483,335
Schwab Short-Term Bond Index Fund	14,485,816	2,576,408	(2,980,000)	41,318	369,404	14,492,946	1,393,552	216,503
Schwab Small-Cap Equity Fund	19,559,286	1,781,473	(1,770,000)	(1,009,066)	(1,085,444)	17,476,249	1,180,828	21,472
Schwab U.S. Aggregate Bond Index Fund	36,869,413	10,750,770	(8,540,000)	5,033	2,073,371	41,158,587	3,762,211	780,959
Schwab U.S. Mid-Cap Index Fund	6,842,087	172,960	—	—	(43,467)	6,971,580	158,265	172,960
Schwab Variable Share Price Money Fund, Ultra Shares	9,182,420	63,396	(5,230,000)	71	(517)	4,015,370	4,013,364	55,573
Total	$361,700,423	$34,283,441	($46,090,000)	($580,153)	$4,023,046	$353,336,757		$9,895,902
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$353,336,757	$—	$—	$353,336,757
Unaffiliated Underlying Funds[1]	123,291,228	—	—	123,291,228
Short-Term Investment[1]	—	4,291,508	—	4,291,508
Total	$476,627,985	$4,291,508	$—	$480,919,493
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.4% of net assets

Equity Funds 66.7%
Global Real Estate 3.9%
Schwab Global Real Estate Fund	5,931,711	38,378,170
International 22.9%
Laudus International MarketMasters Fund	6,018,614	142,159,673
Schwab International Core Equity Fund	9,266,521	85,437,320
		227,596,993
Large-Cap 34.2%
Laudus U.S. Large Cap Growth Fund	1,796,298	48,068,944
Schwab Core Equity Fund	5,327,161	120,287,287
Schwab Dividend Equity Fund	1,599,350	19,783,954
Schwab S&P 500 Index Fund	3,020,948	152,769,339
		340,909,524
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	343,180	15,117,065
Small-Cap 4.2%
Schwab Small-Cap Equity Fund	2,838,214	42,005,571
		664,007,323

Fixed-Income Funds 8.2%
Intermediate-Term Bond 6.1%
Schwab U.S. Aggregate Bond Index Fund	5,587,086	61,122,719
Short-Term Bond 2.1%
Schwab Short-Term Bond Index Fund	2,013,948	20,945,059
		82,067,778

Money Market Fund 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.00% (a)	4,874,489	4,876,927
Total Affiliated Underlying Funds
(Cost $572,619,588)		750,952,028

Unaffiliated Underlying Funds 23.6% of net assets

Equity Funds 14.1%
International 3.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	3,627,214	36,090,778
Security	Number of Shares	Value ($)
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS	557,411	34,860,460
Dodge & Cox Stock Fund	315,433	51,980,232
		86,840,692
Small-Cap 1.8%
ClearBridge Small Cap Growth Fund, Class IS *	405,968	17,761,112
		140,692,582

Fixed-Income Funds 9.5%
Intermediate-Term Bond 6.9%
Baird Aggregate Bond Fund, Institutional Class	383,154	4,582,525
Loomis Sayles Investment Grade Bond Fund, Class Y	2,197,382	26,280,686
Metropolitan West Total Return Bond Fund, Class I	3,269,066	38,248,069
		69,111,280
International Bond 2.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,377,628	25,963,696
		95,074,976
Total Unaffiliated Underlying Funds
(Cost $221,411,793)		235,767,558
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Bank of Montreal
0.01%, 08/03/20 (b)	8,667,744	8,667,744
Total Short-Term Investment
(Cost $8,667,744)		8,667,744
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Laudus International MarketMasters Fund	$140,453,404	$9,498,156	($13,170,000)	($2,488,615)	$7,866,728	$142,159,673	6,018,614	$2,858,156
Laudus U.S. Large Cap Growth Fund	48,618,750	4,079,681	(13,160,000)	4,551,715	3,978,798	48,068,944	1,796,298	4,079,681
Schwab Core Equity Fund	125,474,027	3,652,881	(12,480,000)	(391,066)	4,031,445	120,287,287	5,327,161	3,652,881
Schwab Dividend Equity Fund	23,122,489	1,536,898	(630,000)	(11,528)	(4,233,905)	19,783,954	1,599,350	1,536,898
Schwab Global Real Estate Fund	42,514,092	7,020,339	(1,980,000)	(101,679)	(9,074,582)	38,378,170	5,931,711	2,020,339
Schwab International Core Equity Fund	92,910,361	5,487,179	(5,270,000)	(1,493,512)	(6,196,708)	85,437,320	9,266,521	3,347,179
Schwab S&P 500 Index Fund	153,253,679	7,787,128	(18,500,000)	2,557,724	7,670,808	152,769,339	3,020,948	3,127,129
Schwab Short-Term Bond Index Fund	20,806,043	4,069,993	(4,530,000)	65,248	533,775	20,945,059	2,013,948	310,129
Schwab Small-Cap Equity Fund	46,725,134	2,912,384	(2,920,000)	(1,313,705)	(3,398,242)	42,005,571	2,838,214	52,384
Schwab U.S. Aggregate Bond Index Fund	52,449,147	17,871,468	(12,220,000)	115,776	2,906,328	61,122,719	5,587,086	1,118,552
Schwab U.S. Mid-Cap Index Fund	14,836,274	375,044	—	—	(94,253)	15,117,065	343,180	375,044
Schwab Variable Share Price Money Fund, Ultra Shares	12,553,710	84,612	(7,760,000)	646	(2,041)	4,876,927	4,874,489	73,878
Total	$773,717,110	$64,375,763	($92,620,000)	$1,491,004	$3,988,151	$750,952,028		$22,552,250
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$750,952,028	$—	$—	$750,952,028
Unaffiliated Underlying Funds[1]	235,767,558	—	—	235,767,558
Short-Term Investment[1]	—	8,667,744	—	8,667,744
Total	$986,719,586	$8,667,744	$—	$995,387,330
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 77.5% of net assets

Equity Funds 72.0%
Global Real Estate 4.2%
Schwab Global Real Estate Fund	1,138,243	7,364,433
International 24.6%
Laudus International MarketMasters Fund	1,148,715	27,132,639
Schwab International Core Equity Fund	1,774,381	16,359,796
		43,492,435
Large-Cap 37.0%
Laudus U.S. Large Cap Growth Fund	418,562	11,200,706
Schwab Core Equity Fund	1,016,637	22,955,660
Schwab Dividend Equity Fund	327,528	4,051,522
Schwab S&P 500 Index Fund	536,401	27,125,802
		65,333,690
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	61,869	2,725,347
Small-Cap 4.6%
Schwab Small-Cap Equity Fund	551,361	8,160,148
		127,076,053

Fixed-Income Funds 5.3%
Intermediate-Term Bond 4.0%
Schwab U.S. Aggregate Bond Index Fund	641,397	7,016,885
Short-Term Bond 1.3%
Schwab Short-Term Bond Index Fund	225,496	2,345,155
		9,362,040

Money Market Fund 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.08% (a)	425,102	425,315
Total Affiliated Underlying Funds
(Cost $124,606,960)		136,863,408

Unaffiliated Underlying Funds 21.7% of net assets

Equity Funds 15.2%
International 4.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	808,201	8,041,599
Security	Number of Shares	Value ($)
Large-Cap 8.5%
ClearBridge Large Cap Growth Fund, Class IS	86,134	5,386,825
Dodge & Cox Stock Fund	58,253	9,599,474
		14,986,299
Small-Cap 2.2%
ClearBridge Small Cap Growth Fund, Class IS *	88,446	3,869,522
		26,897,420

Fixed-Income Funds 6.5%
Intermediate-Term Bond 4.8%
Baird Aggregate Bond Fund, Institutional Class	33,264	397,841
Loomis Sayles Investment Grade Bond Fund, Class Y	297,786	3,561,516
Metropolitan West Total Return Bond Fund, Class I	388,839	4,549,412
		8,508,769
International Bond 1.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	276,747	3,022,080
		11,530,849
Total Unaffiliated Underlying Funds
(Cost $36,580,461)		38,428,269
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
JPMorgan Chase Bank
0.01%, 08/03/20 (b)	1,040,730	1,040,730
Total Short-Term Investment
(Cost $1,040,730)		1,040,730
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Laudus International MarketMasters Fund	$23,910,113	$2,732,081	($710,000)	($199,929)	$1,400,374	$27,132,639	1,148,715	$492,081
Laudus U.S. Large Cap Growth Fund	9,771,857	819,973	(1,225,000)	42,451	1,791,425	11,200,706	418,562	819,973
Schwab Core Equity Fund	20,871,037	1,331,169	—	—	753,454	22,955,660	1,016,637	621,169
Schwab Dividend Equity Fund	4,609,450	307,606	—	—	(865,534)	4,051,522	327,528	307,607
Schwab Global Real Estate Fund	7,507,982	1,518,248	—	—	(1,661,797)	7,364,433	1,138,243	358,248
Schwab International Core Equity Fund	15,675,852	2,554,658	(510,000)	(170,252)	(1,190,462)	16,359,796	1,774,381	584,658
Schwab S&P 500 Index Fund	24,345,193	1,883,659	(930,000)	(36,350)	1,863,300	27,125,802	536,401	508,659
Schwab Short-Term Bond Index Fund	2,096,302	543,604	(360,000)	7,898	57,351	2,345,155	225,496	33,619
Schwab Small-Cap Equity Fund	8,357,484	689,559	—	—	(886,895)	8,160,148	551,361	9,558
Schwab U.S. Aggregate Bond Index Fund	5,695,409	2,097,990	(1,140,000)	8,348	355,138	7,016,885	641,397	129,024
Schwab U.S. Mid-Cap Index Fund	2,674,726	67,614	—	—	(16,993)	2,725,347	61,869	67,614
Schwab Variable Share Price Money Fund, Ultra Shares	1,078,348	6,967	(660,000)	196	(196)	425,315	425,102	6,045
Total	$126,593,753	$14,553,128	($5,535,000)	($347,638)	$1,599,165	$136,863,408		$3,938,255
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$136,863,408	$—	$—	$136,863,408
Unaffiliated Underlying Funds[1]	38,428,269	—	—	38,428,269
Short-Term Investment[1]	—	1,040,730	—	1,040,730
Total	$175,291,677	$1,040,730	$—	$176,332,407
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 78.5% of net assets

Equity Funds 74.8%
Global Real Estate 4.3%
Schwab Global Real Estate Fund	1,176,757	7,613,617
International 25.6%
Laudus International MarketMasters Fund	1,185,793	28,008,435
Schwab International Core Equity Fund	1,847,777	17,036,500
		45,044,935
Large-Cap 38.2%
Laudus U.S. Large Cap Growth Fund	472,464	12,643,145
Schwab Core Equity Fund	1,023,662	23,114,280
Schwab Dividend Equity Fund	386,973	4,786,859
Schwab S&P 500 Index Fund	529,207	26,761,985
		67,306,269
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	61,926	2,727,846
Small-Cap 5.2%
Schwab Small-Cap Equity Fund	612,718	9,068,232
		131,760,899

Fixed-Income Funds 3.7%
Intermediate-Term Bond 2.7%
Schwab U.S. Aggregate Bond Index Fund	438,972	4,802,349
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	164,515	1,710,956
		6,513,305

Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.08% (a)	28,035	28,049
Total Affiliated Underlying Funds
(Cost $127,041,135)		138,302,253

Unaffiliated Underlying Funds 20.6% of net assets

Equity Funds 15.9%
International 5.2%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	912,678	9,081,149
Security	Number of Shares	Value ($)
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS	78,515	4,910,297
Dodge & Cox Stock Fund	61,718	10,170,495
		15,080,792
Small-Cap 2.1%
ClearBridge Small Cap Growth Fund, Class IS *	86,600	3,788,760
		27,950,701

Fixed-Income Funds 4.7%
Intermediate-Term Bond 3.6%
Baird Aggregate Bond Fund, Institutional Class	22,064	263,882
Loomis Sayles Investment Grade Bond Fund, Class Y	228,156	2,728,748
Metropolitan West Total Return Bond Fund, Class I	292,426	3,421,389
		6,414,019
International Bond 1.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	180,830	1,974,661
		8,388,680
Total Unaffiliated Underlying Funds
(Cost $34,830,006)		36,339,381
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.6% of net assets

Time Deposit 0.6%
Sumitomo Mitsui Trust Bank, Limited
0.01%, 08/03/20 (b)	981,026	981,026
Total Short-Term Investment
(Cost $981,026)		981,026
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Laudus International MarketMasters Fund	$24,584,626	$2,826,792	($360,000)	($87,520)	$1,044,537	$28,008,435	1,185,793	$506,793
Laudus U.S. Large Cap Growth Fund	10,892,497	914,008	(1,200,000)	(7,674)	2,044,314	12,643,145	472,464	914,008
Schwab Core Equity Fund	21,314,438	1,238,961	(160,000)	(21,610)	742,491	23,114,280	1,023,662	638,961
Schwab Dividend Equity Fund	4,969,277	805,506	—	—	(987,924)	4,786,859	386,973	335,507
Schwab Global Real Estate Fund	7,550,419	1,756,104	—	—	(1,692,906)	7,613,617	1,176,757	366,104
Schwab International Core Equity Fund	16,318,911	2,486,817	(390,000)	(145,488)	(1,233,740)	17,036,500	1,847,777	597,816
Schwab S&P 500 Index Fund	24,190,315	2,083,002	(1,190,000)	(120,585)	1,799,253	26,761,985	529,207	506,002
Schwab Short-Term Bond Index Fund	1,678,637	434,675	(450,000)	8,934	38,710	1,710,956	164,515	24,686
Schwab Small-Cap Equity Fund	8,852,260	1,119,924	—	—	(903,952)	9,068,232	612,718	9,924
Schwab U.S. Aggregate Bond Index Fund	4,110,083	827,958	(380,000)	3,761	240,547	4,802,349	438,972	87,963
Schwab U.S. Mid-Cap Index Fund	2,677,178	67,675	—	—	(17,007)	2,727,846	61,926	67,676
Schwab Variable Share Price Money Fund, Ultra Shares	694,379	3,670	(670,000)	152	(152)	28,049	28,035	3,061
Total	$127,833,020	$14,565,092	($4,800,000)	($370,030)	$1,074,171	$138,302,253		$4,058,501
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$138,302,253	$—	$—	$138,302,253
Unaffiliated Underlying Funds[1]	36,339,381	—	—	36,339,381
Short-Term Investment[1]	—	981,026	—	981,026
Total	$174,641,634	$981,026	$—	$175,622,660
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 78.9% of net assets

Equity Funds 76.3%
Global Real Estate 4.4%
Schwab Global Real Estate Fund	718,898	4,651,270
International 26.1%
Laudus International MarketMasters Fund	732,745	17,307,432
Schwab International Core Equity Fund	1,137,113	10,484,183
		27,791,615
Large-Cap 39.0%
Laudus U.S. Large Cap Growth Fund	305,725	8,181,191
Schwab Core Equity Fund	622,100	14,047,028
Schwab Dividend Equity Fund	256,211	3,169,328
Schwab S&P 500 Index Fund	318,545	16,108,837
		41,506,384
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	41,976	1,849,029
Small-Cap 5.1%
Schwab Small-Cap Equity Fund	371,214	5,493,974
		81,292,272

Fixed-Income Funds 2.6%
Intermediate-Term Bond 1.9%
Schwab U.S. Aggregate Bond Index Fund	185,975	2,034,570
Short-Term Bond 0.7%
Schwab Short-Term Bond Index Fund	70,217	730,257
		2,764,827
Total Affiliated Underlying Funds
(Cost $77,223,025)		84,057,099

Unaffiliated Underlying Funds 20.3% of net assets

Equity Funds 16.7%
International 5.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	619,475	6,163,777
Security	Number of Shares	Value ($)
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS	46,494	2,907,759
Dodge & Cox Stock Fund	37,933	6,251,041
		9,158,800
Small-Cap 2.3%
ClearBridge Small Cap Growth Fund, Class IS *	56,766	2,483,495
		17,806,072

Fixed-Income Funds 3.6%
Intermediate-Term Bond 2.8%
Baird Aggregate Bond Fund, Institutional Class	8,831	105,625
Loomis Sayles Investment Grade Bond Fund, Class Y	115,865	1,385,739
Metropolitan West Total Return Bond Fund, Class I	126,922	1,484,990
		2,976,354
International Bond 0.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	78,582	858,112
		3,834,466
Total Unaffiliated Underlying Funds
(Cost $20,737,446)		21,640,538
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Bank of Montreal
0.01%, 08/03/20 (a)	687,065	687,065
Total Short-Term Investment
(Cost $687,065)		687,065
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Laudus International MarketMasters Fund	$14,779,238	$2,265,750	($407,000)	($77,544)	$746,988	$17,307,432	732,745	$300,750
Laudus U.S. Large Cap Growth Fund	6,907,119	850,446	(845,000)	(56,804)	1,325,430	8,181,191	305,725	600,445
Schwab Core Equity Fund	12,628,257	995,845	—	—	422,926	14,047,028	622,100	375,845
Schwab Dividend Equity Fund	3,133,035	642,478	—	—	(606,185)	3,169,328	256,211	212,478
Schwab Global Real Estate Fund	4,497,300	1,207,568	—	—	(1,053,598)	4,651,270	718,898	223,568
Schwab International Core Equity Fund	9,755,219	2,105,508	(560,000)	(155,841)	(660,703)	10,484,183	1,137,113	361,508
Schwab S&P 500 Index Fund	13,941,998	1,538,531	(450,000)	(43,477)	1,121,785	16,108,837	318,545	293,530
Schwab Short-Term Bond Index Fund	778,773	91,001	(160,000)	3,232	17,251	730,257	70,217	11,006
Schwab Small-Cap Equity Fund	5,251,592	1,164,175	(377,000)	(264,068)	(280,725)	5,493,974	371,214	6,175
Schwab U.S. Aggregate Bond Index Fund	1,593,363	1,187,352	(857,000)	13,694	97,161	2,034,570	185,975	37,361
Schwab U.S. Mid-Cap Index Fund	1,579,537	239,928	—	—	29,564	1,849,029	41,976	39,929
Total	$74,845,431	$12,288,582	($3,656,000)	($580,808)	$1,159,894	$84,057,099		$2,462,595
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$84,057,099	$—	$—	$84,057,099
Unaffiliated Underlying Funds[1]	21,640,538	—	—	21,640,538
Short-Term Investment[1]	—	687,065	—	687,065
Total	$105,697,637	$687,065	$—	$106,384,702
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 80.3% of net assets

Equity Funds 78.7%
Global Real Estate 4.4%
Schwab Global Real Estate Fund	134,370	869,372
International 27.0%
Laudus International MarketMasters Fund	141,181	3,334,694
Schwab International Core Equity Fund	215,675	1,988,520
		5,323,214
Large-Cap 40.1%
Laudus U.S. Large Cap Growth Fund	61,356	1,641,882
Schwab Core Equity Fund	120,172	2,713,489
Schwab Dividend Equity Fund	51,177	633,055
Schwab S&P 500 Index Fund	57,954	2,930,722
		7,919,148
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	7,867	346,560
Small-Cap 5.4%
Schwab Small-Cap Equity Fund	71,495	1,058,128
		15,516,422

Fixed-Income Funds 1.6%
Intermediate-Term Bond 1.2%
Schwab U.S. Aggregate Bond Index Fund	21,516	235,387
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	7,530	78,314
Total Affiliated Underlying Funds
(Cost $15,054,099)		15,830,123

Unaffiliated Underlying Funds 19.3% of net assets

Equity Funds 17.0%
International 6.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	123,980	1,233,599
Security	Number of Shares	Value ($)
Large-Cap 8.3%
ClearBridge Large Cap Growth Fund, Class IS	6,989	437,090
Dodge & Cox Stock Fund	7,260	1,196,326
		1,633,416
Small-Cap 2.4%
ClearBridge Small Cap Growth Fund, Class IS *	11,063	484,014
		3,351,029

Fixed-Income Funds 2.3%
Intermediate-Term Bond 1.9%
Baird Aggregate Bond Fund, Institutional Class	3,024	36,163
Loomis Sayles Investment Grade Bond Fund, Class Y	14,707	175,896
Metropolitan West Total Return Bond Fund, Class I	14,183	165,939
		377,998
International Bond 0.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	7,130	77,863
		455,861
Total Unaffiliated Underlying Funds
(Cost $3,651,491)		3,806,890
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Barclays Capital, Inc.
0.01%, 08/03/20 (a)	66,811	66,811
Total Short-Term Investment
(Cost $66,811)		66,811
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Distributions Received*
Laudus International MarketMasters Fund	$2,530,622	$865,508	($214,000)	($46,512)	$199,076	$3,334,694	141,181	$52,507
Laudus U.S. Large Cap Growth Fund	1,244,898	223,395	(90,000)	(2,214)	265,803	1,641,882	61,356	107,395
Schwab Core Equity Fund	2,162,028	638,688	(166,000)	(21,046)	99,819	2,713,489	120,172	65,687
Schwab Dividend Equity Fund	542,402	250,490	(40,000)	(12,523)	(107,314)	633,055	51,177	40,491
Schwab Global Real Estate Fund	769,641	287,450	—	—	(187,719)	869,372	134,370	38,449
Schwab International Core Equity Fund	1,682,737	519,789	(60,000)	(11,624)	(142,382)	1,988,520	215,675	61,790
Schwab S&P 500 Index Fund	2,369,029	734,859	(350,000)	(33,028)	209,862	2,930,722	57,954	49,859
Schwab Short-Term Bond Index Fund	75,020	1,124	—	—	2,170	78,314	7,530	1,125
Schwab Small-Cap Equity Fund	925,151	325,062	(90,000)	(66,181)	(35,904)	1,058,128	71,495	1,062
Schwab U.S. Aggregate Bond Index Fund	200,897	150,307	(128,000)	1,710	10,473	235,387	21,516	4,308
Schwab U.S. Mid-Cap Index Fund	274,719	65,944	—	—	5,897	346,560	7,867	6,945
Total	$12,777,144	$4,062,616	($1,138,000)	($191,418)	$319,781	$15,830,123		$429,618
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$15,830,123	$—	$—	$15,830,123
Unaffiliated Underlying Funds[1]	3,806,890	—	—	3,806,890
Short-Term Investment[1]	—	66,811	—	66,811
Total	$19,637,013	$66,811	$—	$19,703,824
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG98260JUL20